Taxation (Details)	12 Months Ended			24 Months Ended		36 Months Ended					48 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) entity ¥ / shares	Dec. 31, 2017	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions	¥ 1,417,150,000	¥ 895,725,000	¥ 824,007,000
Earnings per share effect, basic (in CNY per share) | ¥ / shares	¥ 0.43	¥ 0.27	¥ 0.25
Earnings per share effect, diluted (in CNY per share) | ¥ / shares	¥ 0.43	¥ 0.27	¥ 0.25
Cayman Islands
Income taxes
Withholding tax amount	¥ 0				¥ 0			¥ 0
BVI
Income taxes
Withholding tax amount	¥ 0				¥ 0			¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC
Income taxes
Income tax rate (as a percent)	25.00%
PRC | HNTEs
Income taxes
Number of entities approved for preferential tax rate | entity			3
PRC | NetEase Beijing | Key Software Enterprise
Income taxes
Preferential tax rate											10.00%
PRC | NetEase Beijing | HNTEs
Income taxes
Preferential tax rate					15.00%
PRC | Boguan | Key Software Enterprise
Income taxes
Preferential tax rate		10.00%									10.00%
PRC | Boguan | HNTEs
Income taxes
Preferential tax rate					15.00%
PRC | NetEase Hangzhou | Key Software Enterprise
Income taxes
Preferential tax rate		10.00%									10.00%
PRC | NetEase Hangzhou | HNTEs
Income taxes
Preferential tax rate					15.00%
PRC | Media Beijing | Key Software Enterprise
Income taxes
Preferential tax rate		10.00%
PRC | Media Beijing | HNTEs
Income taxes
Preferential tax rate								15.00%
PRC | Hangzhou Langhe | HNTEs
Income taxes
Preferential tax rate					15.00%
PRC | Hangzhou Langhe | Software Enterprises
Income taxes
Percentage of tax reduction										50.00%
PRC | Wangyibao | HNTEs
Income taxes
Preferential tax rate				15.00%
PRC | Wangyibao | Software Enterprises
Income taxes
Percentage of tax reduction									50.00%
PRC | Lede Technology | Software Enterprises
Income taxes
Percentage of tax reduction							50.00%
PRC | Tianjin Technology | Software Enterprises
Income taxes
Percentage of tax reduction						50.00%
PRC | StormNet IT HK | HNTEs
Income taxes
Preferential tax rate							15.00%